NEW AGE ALPHA FUNDS TRUST

NAA Allocation Fund

NAA Large Cap Value Fund

NAA Large Core Fund

NAA Mid Growth Fund

NAA Opportunity Fund

NAA Risk Managed Real Estate Fund

NAA SMid Cap Value Fund

NAA World Equity Income Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated March 26, 2026 to the

Prospectus dated January 28, 2026

Effective immediately, the sub-section entitled “Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill”)” within the section entitled “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” of the Prospectus is hereby deleted in its entirety.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated January 28, 2026, as may be amended from time to time, which provides information that you should know about the Funds. These documents are available upon request and without charge by calling the Funds at (833) 840-3937 or at the Funds’ website at www.naafunds.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

1